Research and development expenses and advertising costs	12 Months Ended
Mar. 31, 2017
Research and development expenses and advertising costs

20.    Research and development expenses and advertising costs:

Research and development expenses—

Research and development costs are charged to expense as incurred. Research and development expenses amounted to ¥233,752 million, ¥213,435 million and ¥211,616 million for the fiscal years ended March 31, 2015, 2016 and 2017, respectively.

Advertising expenses—

Advertising costs are charged to expense as incurred. Advertising expenses which are included in “Selling, general and administrative expenses” in the consolidated statements of income amounted to ¥101,266 million, ¥96,684 million and ¥95,280 million for the fiscal years ended March 31, 2015, 2016 and 2017, respectively.